Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets
9.	Goodwill and Other Intangible Assets

The change in the net carrying amount of goodwill for the years ended December 31, 2013 and 2012 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total
Balance, December 31, 2011	$268,466	$790,441	$682,902	$88,852	$1,830,661
Acquisitions and dispositions	138,579	(3,489)	20,323	—	155,413
Translation	—	18,464	—	—	18,464

Balance, December 31, 2012	407,045	805,416	703,225	88,852	2,004,538
Reclassifications	88,852	—	—	(88,852)	—
Translation	—	(26,067)	—	—	(26,067)
Other	—	(4,863)	—	—	(4,863)

Balance, December 31, 2013	$495,897	$774,486	$703,225	$—	$1,973,608

The majority of goodwill is not tax deductible.

Previously, Nucor’s steel trading businesses and rebar distribution businesses were reported in the “All other” category. Beginning in the first quarter of 2013, these businesses were reclassified to the steel mills segment as part of a realignment of Nucor’s reportable segments to better reflect the way in which they are managed (see Note 1).

Intangible assets with estimated lives of 5 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2013		December 31, 2012
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,147,786	$391,254	$1,156,979	$325,819
Trademarks and trade names	151,332	40,397	152,869	32,653
Other	21,869	15,182	28,610	20,746

	$1,320,987	$446,833	$1,338,458	$379,218

Intangible asset amortization expense was $74.4 million in 2013 ($73.0 million in 2012 and $67.8 million in 2011). Annual amortization expense is estimated to be $70.0 million in 2014; $68.2 million in 2015; $66.5 million in 2016; $64.8 million in 2017; and $61.1 million in 2018.

The Company completed its annual goodwill impairment testing as of the first days of the fourth quarters of 2013, 2012 and 2011 and concluded that as of such dates there was no impairment of goodwill for any of its reporting units. We do not believe there are currently any reporting units at risk of goodwill impairment in the near term. However, assumptions in estimating reporting unit fair values are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the estimated reporting unit fair values and could result in impairment charges in future periods.